Current and Non-Current Distinction - Summary of Current and Non-Current Distinction (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Assets:
Call loans and bills bought	¥ 898,256	¥ 2,465,745
Reverse repurchase agreements and cash collateral on securities borrowed	13,745,996	10,345,994
Financial assets at fair value through profit or loss	1,478,356	2,641,416
Investment securities:
Debt instruments at amortized cost	320,771	318,914
Debt instruments at fair value through other comprehensive income	18,054,164	13,333,221
Equity instruments at fair value through other comprehensive income	3,489,451	4,172,892
Loans and advances	94,671,818	90,682,938
Other financial assets	4,229,678	3,609,129
Liabilities:
Deposits	138,431,418	134,404,652
Call money and bills sold	3,740,540	1,307,779
Repurchase agreements and cash collateral on securities lent	15,455,782	12,887,249
Borrowings	17,121,362	12,167,858
Debt securities in issue	10,985,048	11,171,209
Other financial liabilities	7,150,251	5,596,513
Not later than one year [member]
Assets:
Call loans and bills bought	854,548	2,416,538
Reverse repurchase agreements and cash collateral on securities borrowed	13,676,260	10,273,844
Financial assets at fair value through profit or loss	298,350	871,333
Investment securities:
Debt instruments at amortized cost	287,432	46,912
Debt instruments at fair value through other comprehensive income	5,578,741	2,381,961
Loans and advances	32,884,236	31,176,468
Other financial assets	4,109,546	3,507,199
Liabilities:
Deposits	133,891,776	129,647,380
Call money and bills sold	3,740,540	1,307,779
Repurchase agreements and cash collateral on securities lent	15,455,782	12,887,249
Borrowings	10,482,673	8,713,483
Debt securities in issue	3,009,936	3,521,706
Other financial liabilities	7,146,795	5,593,895
More than twelve months [Member]
Assets:
Call loans and bills bought	43,708	49,207
Reverse repurchase agreements and cash collateral on securities borrowed	69,736	72,150
Financial assets at fair value through profit or loss	1,180,006	1,770,083
Investment securities:
Debt instruments at amortized cost	33,339	272,002
Debt instruments at fair value through other comprehensive income	12,475,423	10,951,260
Equity instruments at fair value through other comprehensive income	3,489,451	4,172,892
Loans and advances	61,787,582	59,506,470
Other financial assets	120,132	101,930
Liabilities:
Deposits	4,539,642	4,757,272
Borrowings	6,638,689	3,454,375
Debt securities in issue	7,975,112	7,649,503
Other financial liabilities	¥ 3,456	¥ 2,618